Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Summary of Warrant Activity

A summary of warrant activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted Average
			Remaining
		Weighted Average	Contractual Life
	Number of Shares	Exercise Price	(in Years)
Warrants outstanding at December 31, 2019	7,682	11.76
Granted	375	1.25
Exercised	(298)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2020	7,759	11.66
Granted	—	—
Exercised	(68)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2021	7,691	11.75	2.21
Warrants exercisable at December 31, 2021	7,691	11.75	2.21

Warrants exercisable at December 31, 2021 had $4,000 in intrinsic value.